Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	€ 3,479.0	€ 1,357.1
United States | Subsidiaries
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	158.2	188.0
United Kingdom | Subsidiaries
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	511.7	0.0
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Total non-current assets	€ 1,469.0	€ 871.9